Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)		Mar. 31, 2023	Sep. 30, 2022
Schedule of Other Non Current Assets [Abstract]
Prepayment for intent equity investment		$ 1,339,624
Long-term receivables due to disposal of Tianjin Jiahao		1,141,228
Prepaid expenses for land use right	[1]	644,276	1,140,595
Prepaid construction fee	[2]	13,895	276,939
Total of other non-current assets		$ 3,139,023	$ 1,417,534

[1]	The balance is the prepayment to the Bureau of Finance in Wujin Technology Industrial District for the purchase of land use right for constructing headquarter buildings in Changzhou.
[2]	The balance is prepaid construction fee for plant maintenance and renovation.